EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Retained earnings	$ 807,629	$ 525,153
Accumulated withholding tax over dividends	(30,145)	(26,135)
Legal reserve	11,872	11,872
Statutory and voluntary reserves	7,374,078	7,220,883
Retained earnings	$ 8,163,434	$ 7,731,773